Fair Value Measures (Details) - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Total assets	$ 4	$ 460	$ 44,728
Liabilities:
Total liabilities	2,386	5,985
Warrant liabilities - January 2022 warrants [Member]
Liabilities:
Total liabilities	3	4
Warrant liabilities - March 2022 warrants [Member]
Liabilities:
Total liabilities	15	34
Warrant liabilities - August 2022 warrants [Member]
Liabilities:
Total liabilities	38	93
Warrant liabilities - December 2022 warrants [Member]
Liabilities:
Total liabilities	2,330	5,854
Mutual funds [Member]
Assets:
Total assets		33	178
Money market funds [Member]
Assets:
Total assets	4
Corporate bonds [Member]
Assets:
Total assets		427	34,589
Level 1 [Member]
Assets:
Total assets	4	460	44,728
Liabilities:
Total liabilities
Level 1 [Member] | Warrant liabilities - January 2022 warrants [Member]
Liabilities:
Total liabilities
Level 1 [Member] | Warrant liabilities - March 2022 warrants [Member]
Liabilities:
Total liabilities
Level 1 [Member] | Warrant liabilities - August 2022 warrants [Member]
Liabilities:
Total liabilities
Level 1 [Member] | Warrant liabilities - December 2022 warrants [Member]
Liabilities:
Total liabilities
Level 1 [Member] | Mutual funds [Member]
Assets:
Total assets		33	178
Level 1 [Member] | Money market funds [Member]
Assets:
Total assets	4
Level 1 [Member] | Corporate bonds [Member]
Assets:
Total assets		427	34,589
Level 2 [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Level 2 [Member] | Warrant liabilities - January 2022 warrants [Member]
Liabilities:
Total liabilities
Level 2 [Member] | Warrant liabilities - March 2022 warrants [Member]
Liabilities:
Total liabilities
Level 2 [Member] | Warrant liabilities - August 2022 warrants [Member]
Liabilities:
Total liabilities
Level 2 [Member] | Warrant liabilities - December 2022 warrants [Member]
Liabilities:
Total liabilities
Level 2 [Member] | Mutual funds [Member]
Assets:
Total assets
Level 2 [Member] | Money market funds [Member]
Assets:
Total assets
Level 2 [Member] | Corporate bonds [Member]
Assets:
Total assets
Level 3 [Member]
Assets:
Total assets
Liabilities:
Total liabilities	2,386	5,985
Level 3 [Member] | Warrant liabilities - January 2022 warrants [Member]
Liabilities:
Total liabilities	3	4
Level 3 [Member] | Warrant liabilities - March 2022 warrants [Member]
Liabilities:
Total liabilities	15	34
Level 3 [Member] | Warrant liabilities - August 2022 warrants [Member]
Liabilities:
Total liabilities	38	93
Level 3 [Member] | Warrant liabilities - December 2022 warrants [Member]
Liabilities:
Total liabilities	2,330	5,854
Level 3 [Member] | Mutual funds [Member]
Assets:
Total assets
Level 3 [Member] | Money market funds [Member]
Assets:
Total assets
Level 3 [Member] | Corporate bonds [Member]
Assets:
Total assets